Related parties - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Share-based compensation	SFr 12.7	SFr 13.8	SFr 13.8
Non-executive directors
Disclosure of transactions between related parties [line items]
Share-based compensation	SFr 1.2	SFr 1.2	SFr 1.1